STOCKHOLDERS’ EQUITY (Details Narrative)		1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 13, 2022 USD ($)	Oct. 31, 2025 shares	Sep. 30, 2025 shares	Nov. 30, 2024 $ / shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Oct. 22, 2025 $ / shares
Class of Stock [Line Items]
Preferred stock, shares authorized | shares					31,304,495		31,304,495		31,304,495	31,304,495
Preferred stock, shares issued | shares					3,721,394		3,721,394		3,721,394	3,721,394
Gross proceeds							$ 75,000,000
Cash proceeds							7,667,000	$ 14,503,000	$ 23,462,000	$ 33,103,000
Weighted-average issuance price, per share | $ / shares									$ 25.20
Stock-based compensation expense					$ 9,710,000	$ 1,252,000	15,786,000	8,684,000	$ 15,268,000	35,123,000
Aggregate grant-date fair value					2,507,000	19,000	$ 7,428,000	55,000	$ 2,677,000	2,899,000
Commissions fee, percentage							1.00%		1.00%
Subscription receivables					$ 12,000		$ 12,000		$ 281,000	$ 814,000
Stock issued during period shares stock options exercised | shares									642
Stock issued during period value stock options exercised									$ 7,000
Weighted-average issuance price of options | $ / shares									$ 11.40
Stock price | $ / shares					$ 44.40		$ 44.40
Issuance of common stock					$ 6,418,000	$ 6,310,000	$ 7,667,000	$ 14,503,000	$ 23,462,000	$ 33,103,000
Subsequent Event [Member]
Class of Stock [Line Items]
Exercise price | $ / shares												$ 5.28
Stock issued during period shares conversion of convertible securities | shares		1,128,882	1,128,882
2024 Convertible Notes [Member]
Class of Stock [Line Items]
Aggregate principal amount									$ 700,000
Debt instrument interest rate during period									12.00%
Debt instrument term									24 months
Stock price | $ / shares				$ 31.50
Debt instrument convertible interest rate				0.20
Conversion price | $ / shares				$ 25.20
Stock issued during period shares conversion of convertible securities | shares									27,877
Interest and debt expense									$ 57,000
Minimum [Member]
Class of Stock [Line Items]
Platforms fee, percentage							0.50%		0.50%
Maximum [Member]
Class of Stock [Line Items]
Commissions fee, percentage							2.00%		2.00%
Platforms fee, percentage							4.00%		4.00%
Selling, General and Administrative Expenses [Member]
Class of Stock [Line Items]
Stock-based compensation expense							$ 7,300,000
Series B-1 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized | shares					11,304,495		11,304,495		11,304,495
Series B-1 Preferred Stock [Member] | Board of Directors Chairman [Member]
Class of Stock [Line Items]
Preferred stock, shares issued | shares					20,000,000		20,000,000		20,000,000
Common Class B [Member]
Class of Stock [Line Items]
Share of common stock | shares					155,261	173,733	186,251	424,474	744,329		144,927
Cash proceeds					$ 6,300,000	$ 5,200,000	$ 7,400,000	$ 13,100,000	$ 23,500,000
Weighted-average issuance price, per share | $ / shares					$ 40.85	$ 30.15	$ 39.73	$ 30.95	$ 31.50
Warrant to purchase | shares					333,333		333,333
Exercise price | $ / shares					$ 31.50		$ 31.50
Warrant maturity date					Nov. 15, 2034		Nov. 15, 2034
Warrant shares vested | shares							250,000
Shares and warrants issued for services | shares					347	609	347	1,746
Aggregate grant-date fair value					$ 15,000	$ 19,000	$ 15,000	$ 55,000
Weighted-average issuance of share price, for service rendered | $ / shares					$ 44.40	$ 31.50	$ 44.40	$ 31.50
Stock issued during period shares conversion of units | shares									27,877
Proceeds from issuance of debt									$ 700,000
Stock issued during period shares stock options exercised | shares									642
Stock issued during period value stock options exercised									$ 7
Weighted-average issuance price of options | $ / shares									$ 11.40
Issuance of common stock	$ 8,000,000.0								$ 1,900,000	$ 1,800,000	$ 4,000,000.0
Common Class B [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Exercise price | $ / shares												$ 5.28
Common Class A [Member]
Class of Stock [Line Items]
Weighted-average issuance price, per share | $ / shares										$ 31.50
Stock repurchased during period shares | shares										83,696